Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV-5244 - PremierSolutions Standard (Series II)
_____________________________
Supplement dated September 19, 2023 to your Prospectus dated May 1, 2023
This Supplement dated September 19, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the American Century Ultra® Fund - Class A, Goldman Sachs High Yield Fund - Class A, PIMCO Real Return Fund - Class A, PIMCO Total Return ESG Fund - Admin Class, PIMCO Total Return Fund - Class A, and Pioneer Fundamental Growth Fund - Class A shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
Also effective immediately, the Subadviser for the Delaware Ivy Small Cap Growth Fund - Class Y shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is updated as follows.
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	American Century Ultra® Fund - Class A* (Closed to Contracts issued on or about 6/13/2008) Adviser: American Century Investment Management Inc Subadviser: N/A	1.16%	-32.64%	10.77%	13.73%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	-27.65%	4.35%	9.51%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	-12.67%	1.06%	2.75%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	-12.22%	1.71%	0.64%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Intermediate Core- Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core- Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	-14.40%	-0.31%	0.75%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	-20.77%	10.56%	12.94%

* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-21-HV5244